Income Taxes (Detail Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2011
Deferred Tax Assets, Net	$ 9,803		$ 9,097
Valuation Allowance, Deferred Tax Asset, Change in Amount	9,803
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(20,960)	(5,600)
Deferred Tax Assets, Valuation Allowance	139,840	160,799	139,840
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	433,000		433,000
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	41	24
Unrecognized Tax Benefits	0	41	0	63
Exercise Of Stock Options [Member]
Operating Loss Carryforwards	$ 1,800